Financial assets, liabilities and financial result (excluding Orange Bank)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Financial assets, liabilities and financial result (excluding Orange Bank)

NOTE 11   Financial assets, liabilities and financial results (excluding Orange Bank)

11.1 Financial assets and liabilities of telecom activities

In order to improve the readiness of financial statements and to be able to distinguish the performance of telecom activities from the performance of Orange Bank, the notes related to financial assets and liabilities as well as financial income or expenses are split to respect these two business areas.

Note 11 presents the financial assets, liabilities and related gains and losses specific to telecom activities and Note 15 concerns the activities of Orange Bank with regard to its assets and liabilities, with net financial income being not material.

The following table reconciles (i) the assets and liabilities for each of these two areas (intra-group transactions between telecom activities and Orange Bank are not eliminated) with (ii) the consolidated statement of financial position at December 31, 2018.

	Orange
	consolidated					O/w eliminations
	financial	O/w telecom		O/w Orange		telecom activities
(in millions of euros)	statements	activities	Note	Bank	Note	/ bank
Non-current financial assets related to Orange Bank activities	1,617	—		1,617	15.1.1	—
Non-current financial assets	2,282	2,309	11.7	—		(27)	(1)
Non-current derivatives assets	263	263	11.8	—	15.1.3	—
Current financial assets related to Orange Bank activities	3,075	—		3,075	15.1.1	—
Current financial assets	2,748	2,748	11.7	—		—
Current derivatives assets	139	122	11.8	17	15.1.3	—
Cash and cash equivalents	5,634	5,081		553		—

Non-current financial liabilities related to Orange Bank activities	0	—		27	15.1.2	(27)	(1)
Non-current financial liabilities	26,749	26,749	11.3	—		—
Non-current derivatives liabilities	775	712	11.8	63	15.1.3	—
Current financial liabilities related to Orange Bank liabilities	4,835	—		4,835	15.1.2	—
Current financial liabilities	7,270	7,270	11.3	—		—
Current derivatives liabilities	133	133	11.8	—	15.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

11.2 Profits and losses related to financial assets and liabilities

The cost of net financial debt consists of profits and losses related to the components of net financial debt (described in Note 11.3) during the period.

Foreign exchange gains and losses related to the components of net financial debt correspond mainly to the revaluation in euros of bonds denominated in foreign currencies (Note 11.5) as well as to the symmetrical revaluation of related hedges.

The net foreign exchange financial loss mostly reflects the effect of revaluation of the economic hedges of foreign exchange risk on notional amounts of subordinated notes denominated in pounds sterling and recognized in equity at their historical value (see Note 13.4).

Other financial expenses mainly reflect the impact of the Group's investment in BT shares for (51) million euros corresponding to the impairment loss, net of the foreign exchange hedge and of the 2018 income related to BT dividends, compared to (372) million euros in 2017 and (533) million euros in 2016 (see Note 11.7).

Finally, other comprehensive income includes the revaluation of financial assets at fair value through other comprehensive income (Note 11.7) and cash flow hedges (Note 11.8.2).

Other gains and losses related to financial assets and liabilities are recognized in the operating income (foreign exchange gains and losses on trade receivables, trade payables and the associated hedging derivatives) for 3 million euros in 2018, versus (13) million euros in 2017 and (35) million euros in 2016.

							Other
							comprehensive
	Finance costs, net						income
		Gains
		(losses) on
		assets
	Cost of	contributing		Foreign
	gross	to net	Cost of net	exchange	Other net
	financial	financial	financial	gains	financial	Finance
(in millions of euros)	debt	debt	debt	(losses)	expenses(1)	costs, net	Reserves
2018
Financial assets	—	9	9	(17)	16		(22)
Financial liabilities	(1,395)	—	(1,395)	(353)	—		—
Derivatives	54	—	54	366	—		(67)
Discounting expense	—	—	—	—	(42)		—
Total	(1,341)	9	(1,332)	(4)	(26)	(1,362)	(89)
2017
Financial assets	—	11	11	(54)	(346)		20
Financial liabilities	(1,357)	—	(1,357)	1,217	—		—
Derivatives	83	—	83	(1,226)	—		49
Discounting expense	—	—	—	—	(43)		—
Total	(1,274)	11	(1,263)	(63)	(389)	(1,715)	69
2016
Financial assets	—	23	23	(334)	(509)		(4)
Financial liabilities	(1,468)	—	(1,468)	130	—		61	(2)
Derivatives	61	—	61	55	—		(361)
Discounting expense	—	—	—	—	(55)		—
Total	(1,407)	23	(1,384)	(149)	(564)	(2,097)	(304)

(1)	Include effects related to the investment in BT for (51) million euros in 2018, (372) million euros in 2017 and (533) million euros in 2016.
(2)	Bonds designated as net investment hedge.

11.3 Net financial debt

Net financial debt is one of the indicators of financial position used by the Group. This aggregate, not defined by IFRS, may not be comparable to similarly entitled indicators used by other companies. It is provided as additional information only and should not be considered as a substitute to an analysis of all the Group’s assets and liabilities.

Net financial debt as defined and used by Orange does not include Orange Bank activities, for which this concept is not relevant.

It consists of (a) financial liabilities excluding operating payables (translated into euros at the year-end closing rate) including derivative instruments (assets and liabilities), less (b) cash collateral paid, cash, cash equivalents and financial assets at fair value.

Furthermore, financial instruments designated as cash flow hedges included in net financial debt are set up to hedge (among other) items that are not included in it, such as future cash flows. Effects of these hedges are carried in other comprehensive income. As a consequence, the portion of these components related to unmatured hedging instruments is added to gross financial debt to offset this temporary difference.

		December 31,	December 31,		December 31,
(in millions of euros)	Note	2018	2017		2016
TDIRA	11.4	822	1,234		1,212
Bonds	11.5	27,070	25,703		27,370
Bank loans and from development organizations and multilateral lending institutions	11.6	3,664	2,961		2,710
Finance lease liabilities		584	571		622
Cash collateral received	12.5	82	21		541
NEU Commercial Papers (1)		1,116	1,358		542
Bank overdrafts		318	193		278
Other financial liabilities		363	434		250
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt		34,019	32,475		33,525
Current and non-current Derivatives (liabilities)	11.1	845	963		561
Current and non-current Derivatives (assets)	11.1	(385)	(234)		(960)
Other comprehensive income components related to unmatured hedging instruments		(721)	(686)		(763)
Gross financial debt after derivatives (a)		33,758	32,518		32,363
Cash collateral paid (2)	11.7	(553)	(695)		(77)
Investments at fair value (3)	11.7	(2,683)	(2,647)		(1,576)
Cash equivalents	11.1	(2,523)	(3,166)		(3,942)
Cash	11.1	(2,558)	(2,167)	(4)	(2,324)
Assets included in the calculation of net financial debt (b)		(8,317)	(8,675)		(7,919)
Net financial debt (a) + (b)		25,441	23,843		24,444

(1)	Negotiable European Commercial Papers (formerly called “commercial papers”).
(2)	Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.
(3)	Only investments at fair value, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt (Note 11.7)
(4)

As at December 31, 2017, the amount does not take into account the effect of the escrowed amount of approximatively 346 million euros in February 2018 related to the Digicel litigation (see Note 16.1).

Debt maturity schedules are presented in Note 12.3.

Changes in financial assets or financial liabilities whose cash flows are disclosed in financing activities in the cash-flow statement are the following (see Note 1.6):

			Other changes with no impact on cash flows from financing activities
(in millions of euros)	December 31, 2017	Cash flows	Changes in the scope of consolidation	Foreign exchange movement	Other		December 31, 2018
TDIRA	1,234	(443)	—	—	31		822
Bonds	25,703	1,136	5	321	(95)	(1)	27,070
Bank loans and from development organizations and multilateral lending institutions	2,961	613	14	20	56		3,664
Finance lease liabilities	571	(123)	2	(1)	135		584
Cash collateral received	21	61	—	—	—		82
NEU Commercial Papers	1,358	(243)	—	(0)	1		1,116
Bank overdrafts	193	82	38	5	—		318
Other financial liabilities	434	(153)	135	8	(61)		363
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	32,475	930	194	353	67		34,019
Net derivatives	729	8	—	(339)	62		460
Cash collateral paid	(695)	140	—	—	—		(555)
Cash flows from financing activities		1,078

(1)	Mainly accrued interests.

			Other changes with no impact on cash
			flow from financing activities
			Changes in	Foreign
	December		the scope of	exchange		December
(in millions of euros)	31, 2016	Cash flows	consolidation	movement	Other	31, 2017
TDIRA	1,212	—	—	—	22	1,234
Bonds	27,370	(460)	—	(1,104)	(103) (1)	25,703
Bank loans and from development organizations and multilateral lending institutions	2,710	294	—	(54)	11	2,961
Finance lease liabilities	622	(96)	—	—	45	571
Cash collateral received	541	(520)	—	—	—	21
NEU Commercial Papers	542	818	—	(2)	—	1,358
Bank overdrafts	278	(66)	—	(19)	—	193
Other financial liabilities	250	196	—	(21)	9	434
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	33,525	166	—	(1,200)	(16)	32,475
Net derivatives	(399)	(66)	—	1,183	11	729
Cash collateral paid	(77)	(618)	—	—	—	(695)
Cash flows from financing activities		(518)

(1)	Mainly accrued interests.

Net financial debt by currency

The net financial debt by currency is presented in the table below, after foreign exchange effects of hedging derivatives (excluding instruments set up to hedge operational items).

(equivalent value in millions of euros at year-end closing rate)	EUR	USD	GBP	PLN	EGP	JOD	MAD	Other	Total
Gross financial debt after derivatives	21,204	7,550	2,748	55	269	87	508	1,337	33,758
Financial assets included in the calculation of net financial debt	(7,149)	(77)	(3)	(118)	(6)	(44)	(105)	(815)	(8,317)
Net debt by currency before effect of foreign exchange derivatives (1)	14,055	7,473	2,745	(63)	263	43	403	522	25,441
Effect of foreign exchange derivatives	9,892	(7,656)	(3,645)	1,657	—	—	—	(248)	—
Net financial debt by currency after effect of foreign exchange derivatives	23,947	(183)	(900)	1,594	263	43	403	274	25,441

(1)	Including the market value of derivatives in local currency.

Analysis of external net financial debt by entity

(in millions of euros)	December 31, 2018	December 31, 2017	December 31, 2016
Orange SA	23,896	22,501	23,154
FT Immo H	404	482	536
Médi Telecom	403	390	423
Orange Egypt	188	107	309
Orange Espagne	136	113	169
Other	414	250	(147)
Net financial debt	25,441	23,843	24,444

Accounting policies

Cash and cash equivalents

The Group classifies investments as cash equivalent in the statement of financial position and statement of cash flows when they comply with the conditions of IAS 7 (see cash management detailed in Notes 12.3 and 12.5):

–  held in order to face short-term cash commitments; and

–  short term and highly liquid assets at acquisition date, readily convertible into known amount of cash and not exposed to any material risk of change in value.

Bonds, bank loans and loans from multilateral lending institutions

Among financial liabilities, only the bond of 25 million euros maturing in 2020 and any commitments to redeem non-controlling interests are recognized at fair value in profit or loss.

Borrowings are recognized upon origination at the discounted value of the sums to be paid and subsequently measured at amortized cost using the effective interest rate method. Transaction costs that are directly attributable to the acquisition or issue of the financial liability are deducted from the liability’s carrying value. The costs are subsequently amortized over the life of the debt, using the effective interest rate method.

Some financial liabilities at amortized cost, mainly borrowings, are subject to hedging. This relates mostly to borrowings hedged against the exposure of their future cash flows to foreign exchange risk (cash flow hedge).

11.4 TDIRA

The perpetual bonds redeemable for shares (TDIRAs) with a par value of 14,100 euros are listed on Euronext Paris. Their issue was described in a securities note approved by the Commission des Opérations de Bourse (French Securities Regulator, renamed Autorité des Marchés Financiers (French Financial Markets Authority)) on February 24, 2003. Taking into account redemptions made since their issue, including redemption of 31,417 securities in December 2018 for a nominal amount of 443 million euros, only 57,981 TDIRA remain in circulation for an overall nominal amount of 818 million euros.

The TDIRAs are redeemable in new Orange SA shares, at any time at the holders’ request or, under certain conditions as described in the appropriate prospectus, at Orange SA’s initiative based on a ratio of 582.5561 shares to one TDIRA (i.e., conversion price of 24.204 euros), as the initial ratio of 300 shares to one TDIRA has been adjusted several times to protect bondholders’ rights, and may be further adjusted under the terms and conditions set out in the information memorandum.

Since January 1, 2010, the interest rate on the TDIRAs has been the three-month Euribor  +2.5%.

The TDIRA are subject to split accounting between equity and liabilities. For the securities outstanding on December 31, 2018, the "equity" component before deferred tax stood at 196 million euros.

The amounts recognized for the TDIRA in the financial statements are as follows:

(in millions of euros)	December 31, 2018	December 31, 2017	December 31, 2016
Number of securities	57,981	89,398	89,398
Equity component before deferred taxes	196	303	303
Debt component	822	1,234	1,212
o/w accrued interests not yet due	4	7	7
Paid interest	27	27	30

Accounting policies

Some Group financial instruments include both a liability component and an equity component. This relates to perpetual bonds redeemable for shares (TDIRA). On initial recognition, the liability component is measured at its market value, corresponding to the value of the contractually determined future cash flows discounted at the market rate applied at the date of issue to comparable instruments providing substantially the same conditions, but without the option to convert or redeem in shares. This liability component is subsequently recognized at amortized cost.

The carrying amount of the equity component is determined at inception by deducting the fair value of the financial liability from the notional value of the instrument. This does not change throughout the life of the instrument.

11.5 Bonds

Unmatured bonds at December 31, 2018 were all issued by Orange SA, with the exception of one commitment (in two tranches, one with fixed-rate coupon and the other with variable) denominated in Moroccan dirhams and held by Médi Telecom.

As at December 31, 2018 bonds issued by the Group were redeemable at maturity, and no specific guarantee has been given in relation to their issuance. Some bonds may be redeemed in advance, at the request of the issuer.

Bonds or new tranches issued during fiscal year 2018 are shown in bold.

	Initial notional
	amount				Oustanding amount (in millions of euros)
	(in millions of				December 31,	December 31,	December 31,
Notional currency	currency units)	Maturity	Interest rate (%)		2018	2017	2016
Bonds matured before December 31, 2018						3,131	5,457
EUR	750	January 23, 2019	4.125		750	750	750
JPY	7,500	January 24, 2019	1.41625		60	56	61
USD	750	February 6, 2019	2.75		655	625	712
USD	1,250	July 8, 2019	5.375		1,092	1,042	1,186
EUR	750	October 2, 2019	1.875		750	750	750
USD	1,250	November 3, 2019	1.625		1,092	1,042	1,186
EUR	25	February 10, 2020	4.2		25	25	25
EUR(1)	25	February 10, 2020	10Y CMS + 0.80		25	25	25
EUR	1,000	April 9, 2020	3.875		1,000	1,000	1,000
GBP	450	November 10, 2020	7.25		266	268	278
EUR	1,250	January 14, 2021	3.875		1,250	1,250	1,250
GBP(2)	517	June 27, 2021	0.375		578	583	—
USD	1,000	September 14, 2021	4.125		873	834	949
EUR	255	October 13, 2021	10Y CMS + 0.69		255	255	255
EUR	272	December 21, 2021	10Y TEC + 0.50		272	272	272
EUR	1,000	June 15, 2022	3.000		1,000	1,000	1,000
EUR	500	September 16, 2022	3.375		500	500	500
EUR	500	March 1, 2023	2.5		500	500	500
EUR	750	September 11, 2023	0.75		750	750	—
HKD	700	October 6, 2023	3.23		78	75	86
HKD	410	December 22, 2023	3.55		46	44	50
EUR	650	January 9, 2024	3.125		650	650	650
EUR	750	May 12, 2025	1.000		750	750	750
EUR	800	September 12, 2025	1.000		800	—	—
NOK	500	September 17, 2025	3.35		50	51	55
GBP	350	December 5, 2025	5.25		293	296	306
MAD(3)	1,090	December 18, 2025	3.97		100	—	—
MAD(3)	720	December 18, 2025	1Y BDT + 1.00	(4)	66	—	—
EUR	75	November 30, 2026	4.125		75	75	75
EUR	750	February 3, 2027	0.875		750	750	750
EUR	500	September 9, 2027	1.5		500	500	—
EUR	1,000	March 20, 2028	1.375		1,000	—	—
EUR	50	April 11, 2028	3.22		50	50	50
NOK	800	July 24, 2028	2.955		80	—	—
GBP	500	November 20, 2028	8.125		559	564	584
EUR	150	April 11, 2029	3.3		150	150	150
EUR	1,000	January 16, 2030	1.375		1,000	—	—
EUR	1,200	September 12, 2030	1.875		1,200	—	—
EUR	105	September 17, 2030	2.6		105	105	105
EUR	100	November 6, 2030	1.628	(5)	100	100	100
USD	2,500	March 1, 2031	9.000	(6)	2,150	2,052	2,335
EUR	50	December 5, 2031	4.300 (zero coupon)		67	64	61
EUR	50	December 8, 2031	4.350 (zero coupon)		67	65	62
EUR	50	January 5, 2032	4.450 (zero coupon)		65	62	59
EUR	1,500	January 28, 2033	8.125		1,500	1,500	1,500
EUR	55	September 30, 2033	3.75		55	55	55

(1)	Bond measured at fair value through profit or loss.
(2)	Exchangeable bonds in BT shares (see below).
(3)	Bonds issued by Médi Telecom.
(4)	Bonds bearing interests at 52 weeks Moroccan treasury bonds rate + 100 basis points (3.45 % until november 2019).
(5)	Bond bearing interests at a fixe rate of 2% until 2017 and then at CMS 10 years x 166% (1.628% until November 2018). The variable rate is floored at 0% and capped at 4% until 2023 and at 5% beyond.
(6)	Bond with a step-up clause (clause that triggers a change in interest payments of Orange's credit rating from the rating agencies changes). See Note 12.3.

	Initial notional
	amount			Oustanding amount (in millions of euros)
	(in millions of			December 31,	December 31,	December 31,
Notional currency	currency units	Maturity	Interest rate %	2018	2017	2016
GBP	500	January 23, 2034	5.625	559	564	584
EUR	50	April 16, 2038	3.5	50	50	50
USD	900	January 13, 2042	5.375	786	750	855
USD	850	February 6, 2044	5.5	742	709	807
GBP	500	November 22, 2050	5.375	559	564	585
Oustanding amount of bonds				26,695	25,253	26,820
Accrued interest				527	550	640
Amortized cost				(152)	(100)	(90)
Total				27,070	25,703	27,370

As a reminder, on June 27, 2017 the Group issued bonds exchangeable into BT shares for a notional amount of 517 million pounds sterling (585 million euros at the ECB daily reference rate), bearing a coupon of 0.375% and having an underlying 133 million of BT shares based on a reference price of 2.88 pounds sterling per share. The Bonds mature in June 2021 and have been redeemable on demand by investors since August 7, 2017 in cash, in BT stock or in a combination of the two, at the choice of Orange. The amount redeemed will equal the par value plus any improvement in BT stock beyond 3.89 pounds sterling per share (or 135% of the reference price).

11.6 Loans from development organizations and multilateral lending institutions

	December 31,		December 31,	December 31,
(in millions of euros)	2018		2017	2016
Sonatel	343		289	176
Médi Telecom	335		385	177
Orange Côte d’Ivoire	225		275	118
Orange Egypt	210		183	302
Orange Mali	200		64	19
Orange Cameroon	105		101	112
Other	156		176	143
Bank loans	1,574		1,473	1,047
Orange SA	2,023	(1)	1,388	1,530
Orange Espagne	67		100	133
Loans from development organizations and multilateral lending institutions(2)	2,090		1,488	1,663
Total	3,664		2,961	2,710

(1)	Orange SA negotiated in June 2018 two loans with the European Investment bank for a total notional of 650 million euros maturing in 2025.
(2)	Primarily the European Investment Bank.

11.7 Financial assets

After application of IFRS 9 on January 1st, 2018, the financial assets break down as follows:

			December 31, 2018		January 1, 2018 (1)
(in millions of euros)	Non-current		Current	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	254		—	254	208
Investments securities	254		—	254	208
Financial assets at fair value through profit or loss	1,358		2,683	4,041	4,347
Investments at fair value	—		2,683	2,683	2,647
o/w negotiable debt securities (2)	—		2,679	2,679	2,498
o/w other	—		4	4	149	(3)
Investments securities	805		—	805	1,005
Cash collateral paid (4)	553		—	553	695
Financial assets at amortized cost	697		65	762	405
Receivables related to investments	41	(5)	14	55	46
Other	656	(6)	51	707	359
Total financial assets	2,309		2,748	5,057	4,960

(1)	Figures have been adjusted after IFRS 9 application (see Note 2.3).
(2)	NEU Commercial Papers only.
(3)	OAT bonds (repurchase agreement with Orange Bank).
(4)	See Note 12.5.
(5)	Including loan from Orange SA to Orange Bank for 27 million euros.
(6)	Including the escrowed amount of 346 million euros related to the Digicel litigation (see Note 16.1).

For the periods 2017 and 2016, for which the IFRS 9 standard was not applied as authorized by the standard, the financial assets broke down as follows:

(in millions of euros)	December 31, 2017		December 31, 2016
Assets available for sale
Equity securities	1,067		1,878
Financial assets at fair value
Investments at fair value	2,647		1,576
o/w negotiable debt securities	2,498		1,576
o/w others	149	(1)	—
Equity securities measured at fair value	146		80
Cash collateral paid	695		77
Other financial assets
Receivables related to investments	46	(2)	47
Other	359		344
Total	4,960		4,002

(1)	OAT bonds (repurchase agreement with Orange Bank)
(2)	Including loan from Orange SA to Orange Bank for 27 million euros.

Investment securities

Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss

(in millions of euros)	2018
Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss - in the opening balance	208
Acquisitions	75
Changes in fair value	(22)
Sales	(7)
Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss - in the closing balance	254

At the end of December 2018, investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss included numerous shares in companies held by investment funds.

Investment securities measured at fair value through profit or loss

(in millions of euros)	2018
Investment securities measured at fair value through profit or loss - in the opening balance	1,005
Changes in fair value	(101)
Sale of BT shares	(53)
Other movements	(46)
Investment securities measured at fair value through profit or loss - in the closing balance	805

At the end of December 2018, investment securities measured at fair value through profit or loss mainly concerns BT securities.

For the periods 2017 and 2016, for which IFRS 9 was not applied as authorized, the change in investment securities broke down as follows:

(in millions of euros)	2017	2016
Investment securities - in the opening balance	1,878	144
BT shares received as remuneration for the disposal of EE	—	2,462
Sale of one third of BT shares	(570)	—
Impairment of BT shares maintained excluding effect of FX risk hedge (1)	(325)	(753)
Changes in fair value	20	1
Other movements	64	24
Investment securities - in the closing balance	1,067	1,878

(1)

As at December 31, 2017, the Group maintained 266 million of BT shares, whose fair value amounts to 814 million euros against 1,139 million euros at December 31, 2016. The fair value of the total of BT shares held amounted to 1,709 million euros at December 31, 2016.

BT shares

On January 29, 2016, following the disposal of EE, Orange received 4% of the equity in BT Group Plc (BT), or about 399 million shares for the equivalent of 2,462 million euros (converted at the ECB fixing of pound sterling against euro on January 28, therefore 0.76228).

In 2017, the Orange Group sold a third of its investment or 133 million shares for a net amount of 433 million euros (converted at the ECB reference rate of June 22, 2017, the settlement/delivery date, of 0.88168). At December 31, 2016, the fair value of these shares amounted to 570 million euros. The related effect of these shares on profit and loss was (126) million euros, including 11 million euros from the foreign exchange hedge.

In 2018, the Orange Group sold 18 million shares for a net amount of 53 million euros. As at December 31, 2017, the fair value of these shares amounted to 55 million euros. The effect in profit or loss in 2018 related to securities sold stood at (2) million euros. These securities were not subject to exchange-rate hedging.

As at December 31, 2018, Orange maintains 2.49% of the share capital of BT, whose fair value amounts to 659 million euros (last quoted price on December 31, 2018 or 2.381 pounds per share converted at the ECB daily reference rate of 0.89453), as compared to 759 million euros at the end of 2017. The change in fair value of the BT securities represents a loss of (93) million euros, after a foreign exchange hedging effect of 6 million euros.

The effect of the investment in BT on consolidated net finance costs is given below:

(in millions of euros)	2018	2017	2016
Fair value variation of remaining BT shares before hedge of FX risk	(99)	(303)	(468)
Foreign exchange hedging effect	6	32	151
Impact of 2017 sale	—	(126)	(251)
Impact of 2018 sales	(2)	(22)	(34)
Dividends received	44	47	69
Effect in the consolidated financial net income of the investment in BT	(51)	(372)	(533)

Accounting policies

Financial assets

Financial assets at fair value through profit or loss (FVR)

Certain investment securities which are not consolidated or equity-accounted, and cash investments such as negotiable debt securities, deposits and mutual funds (UCITS), that are compliant with the Group’s risk management policy or investment strategy, may be designated by Orange as being recognized at fair value through profit or loss. These assets are recognized at fair value at inception and subsequently. All changes in fair value are recorded in net financial expenses.

Financial assets at fair value through other comprehensive income that may not be reclassified to profit or loss (FVOCI)

Investment securities which are not consolidated or equity-accounted are, subject to exceptions, recognized as assets at fair value through other comprehensive income that may not be reclassified to profit or loss. They are recognized at fair value at inception and subsequently. Temporary changes in value and gains (losses) on disposals are recorded in other comprehensive income that may not be reclassified to profit/loss.

Financial assets at amortized cost (AC)

This category mainly includes loans and receivables. These instruments are recognized at fair value at inception and are subsequently measured at amortized cost using the effective interest method. If there is any objective evidence of impairment of these assets, the value of the asset is reviewed at the end of each reporting period. An impairment loss is recognized in the income statement when impairment tests demonstrate that the financial asset carrying amount is higher than its recoverable amount. For trade receivables, the provisioning system also covers expected losses.

As a reminder, before the application of IFRS 9, the accounting policies related to financial assets were as follows:

Assets available for sale

The Group’s assets available for sale mainly consist of investment securities, which are not consolidated and not accounted for using the equity method, and marketable securities that do not fulfill the criteria for classification in any of the other categories of financial assets. They are recognized at fair value at inception and subsequently.

Temporary changes in value are recorded as “Gains (losses) on assets available for sale” within other comprehensive income.

When there is an objective evidence of impairment on available-for-sale assets or a decrease in fair value by at least one-third or over two consecutive semesters, the cumulative impairment loss included in other comprehensive income is definitely reclassified from equity to profit or loss within net financial expenses.

Financial assets at fair value through profit or loss

The Group can designate at fair value at inception financial investments such as negotiable debt securities, deposits and mutual funds (UCITS), that are compliant with the Group’s risk management policy or investment strategy (see Note 12.3). They are recognized at fair value at inception and subsequently. All changes in fair value are recorded in net financial expenses.

Other financial assets

This category mainly includes loans and receivables. These instruments are recognized at fair value at inception and are subsequently measured at amortized cost using the effective interest method. If there is any objective evidence of impairment of these assets, the value of the asset is reviewed at the end of each reporting period. An impairment loss is recognized in the income statement when impairment tests demonstrate that the financial asset carrying amount is higher than its recoverable amount.

11.8 Derivatives instruments

11.8.1 Market value of derivatives

	December 31, 2018	December 31, 2017	December 31, 2016
(in millions of euros)	Net	Net	Net
Hedging derivatives	(162)	(447)	527
Cash flow hedge derivatives	(160)	(447)	553
Fair value hedge derivatives	(2)	(0)	(26)
Derivatives held for trading (1)	(298)	(282)	(128)
Net derivatives(2)	(460)	(729)	399

(1)

Mainly due to the foreign exchange effects of the economic hedges against the revaluation of subordinated notes denominated in pounds sterling (equity instruments recognized at their historical value - see Note 13.4) for (246) million euros in 2018, (203) million euros in 2017 and (152) million euros in 2016.

(2)

Of which foreign exchange effects of the cross currency swaps (classified as hedging or held for trading) hedging foreign exchange risk on gross debt notional for 512 million euros in 2018, 125 million euros in 2017 and 1,254 million euros in 2016. The foreign exchange effects of the cross currency swaps is the difference between the notional converted at the closing rate and its notional converted at the opening rate (or at the trading day spot rate in case of new instrument).

The risks hedged by these derivative instruments are described in Note 12. These derivatives are associated with cash-collateral agreements, the effects of which are described in Note 12.5.

Accounting policies

Derivative instruments are measured at fair value in the statement of financial position and presented according to their maturity date, regardless of whether they qualify for hedge accounting under IFRS 9  (hedging instruments versus trading instruments).

Derivatives are classified as a separate line item in the statement of financial position.

Trading derivatives are non-qualified economic hedges. Changes in the value of these instruments are recognized directly in profit and loss.

Hedge accounting is applicable when:

–  at the inception of the hedge, there is a formal designation and documentation of the hedging relationship;

–  the effectiveness of the hedge is demonstrated at inception and it is expected to continue in subsequent periods: i.e. at inception and throughout its duration, the company expects changes in the fair value of the hedged element to be almost fully offset by changes in the fair value of the hedged instrument.

There are three types of hedge accounting:

–  the fair value hedge is a hedge of the exposure to changes in fair value of a recognized asset or liability (or an identified portion of the asset or liability) that are attributable to a particular interest rate and/or currency risk and which could affect profit or loss.

The hedged portion of these items is re-measured at fair value in the statement of financial position. Change in this fair value is booked in the income statement and offset by symmetrical changes in the fair value hedging of financial hedging instruments up to the limit of the hedge effectiveness;

–  the cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular interest rate and/or currency risk associated with a recognized asset or liability or a highly probable forecast transaction (such as a future purchase or sale) and which could affect profit or loss.

As the hedged item is not recognized in the statement of financial position, the effective portion of change in fair value of the hedging instrument is booked in other comprehensive income. It is reclassified in profit or loss when the hedged item (financial asset or liability) affects the profit or loss or in the initial cost of the hedged item when it relates to the hedge of a non-financial asset acquisition cost;

–  the net investment hedge is a hedge of the exposure to changes in values attributable to exchange risk of a net investment in a foreign operation, and could affect profit or loss on the disposal of the foreign operation.

The effective portion of the net investment hedge is recorded in other comprehensive income. It is reclassified in profit or loss upon the disposal of the net investment.

For transactions qualified as fair value hedges and economic hedges, the foreign exchange impact of changes in the fair value of derivatives is booked in operating income when the underlying hedged item results from operational transactions and in net finance costs when the underlying hedged item is a financial asset or liability.

Hedge accounting can be terminated when the hedged item is no longer recognized, i.e. when the Group voluntarily revokes the designation of the hedging relationship or when the hedging instrument is terminated or exercised. The accounting consequences are as follows:

–  fair value hedge: at the hedge accounting termination date, the adjustment of the fair value of the liability is amortized using an effective interest rate recalculated at this date;

–  cash flow hedge: amounts recorded in other comprehensive income are immediately reclassified in profit or loss when the hedged item is no longer recognized. In all other cases, amounts are reclassified in profit or loss, on a straight basis, throughout the remaining life of the original hedging relationship.

In both cases, subsequent changes in the value of the hedging instrument are recorded in profit or loss.

Concerning the effects of the Foreign Currency Basis Spread, cross-currency swaps designated as cash flow hedges, the Group has chosen to designate them as costs of hedge. This option enables recognizing these effects in comprehensive income and amortizing the cost of the Basis Spread to profit/loss over the period of the hedge.

11.8.2 Cash flow hedges

The Group’s cash flow hedges main goal is to neutralize foreign exchange risk on future cash flows (notional, coupons) or switch floating-rate debt to fixed-rate debt.

The main hedges unmatured at December 31, 2018, as well as their effects on the financial statements, are detailed in the table below.

	Hedged risk
(in millions of euros)	Total	Exchange and interest
		rate risk	Exchange risk	Interest rate risk

			Forward
Hedging instruments	(160)	Cross Currency Swap	FX swap	Interest rate swap
			Option
Carrying amount - asset	353	351	2	—
Carrying amount - liability	(513)	(479)	(0)	(34)

Change in cash flow hedge reserve	(67)	(83)	(7)	23
Gain (loss) recognized in other comprehensive income	(53)	(45)	(15)	7
Reclassification in financial result	(22)	(38)	—	16
Reclassification in operating income	(1)	—	(1)	—
Reclassification in initial carrying amount of hedged item	9	—	9	—

Cash flow hedge reserve	(267)	(245)	3	(25)
o/w related to unmatured hedging instruments	(721)	(696)	3	(28)
o/w related to discontinued hedges	454	451	0	3

Hedged item		Purchases of handsets
Balance sheet item	Bonds and credit line	and equipment	Bonds and Leasing

	Current and non current	Property, plant and	Current and non current
	financial liabilities	equipment	financial liabilities

The ineffective portion of cash flow hedges recognized in net income is not significant during the periods presented.

The change in the cash flow hedge reserve in 2017 and 2016 was analyzed as follows:

(in millions of euros)	2017	2016
Gain (loss) recognized in other comprehensive income during the period (1)	51	(288)
Reclassification in financial result for the period	(10)	(79)
Reclassification in operating income for the period	(3)	(1)
Reclassification in initial carrying amount of hedged item	11	4
Other comprehensive income	49	(364)

(3)	Mainly includes hedges of future interests on debts denominated in foreign currencies using cross currency swaps.

In 2017 and 2016, the cash flow hedge reserve broke down as follows:

	December 31,	December 31,
(in millions of euros)	2017	2016
Other comprehensive income related to unmatured hedging instruments	(686)	(763)
O/w Orange SA	(666)	(738)
O/w other entities	(20)	(25)
Reserve to be amortized for discontinued hedges	486	514
Other comprehensive income related to hedging instruments	(200)	(249)

The nominal amounts of the main cash flow hedges are presented below:

	Notional amounts of hedging instruments per maturity (in millions of hedged currency units)
					2023
					and
Orange SA	2019	2020	2021	2022	beyond
Cross currency swaps
GBP	—	238	517	—	1,362	(1)
HKD	—	—	—	—	1,110	(2)
JPY	7,500	—	—	—	—
NOK	—	—	—	—	1,300	(3)
USD	3,250	47	1,000	—	4,200	(4)
Interest rate swaps
EUR	—	—	255	—	100	(5)
FT Immo H
Interest rate swaps
EUR	—	38	75	71	45

(1)	262 MGBP with a maturity 2025, 500 MGBP with a maturity 2028, 250 MGBP with a maturity 2034 and 350 MGBP with a maturity 2050.
(2)	1,110 MHKD with a maturity 2023.
(3)	500 MNOK with a maturity 2025 and 800 MNOK with a maturity 2028.
(4)	2,450 MUSD with a maturity 2031, 900 MUSD with a maturity 2042 and 850 MUSD with a maturity 2044.
(5)	100 MEUR with a maturity 2030.

11.8.3 Fair value hedges

As a reminder, on January 29, 2016, in the context of the disposal of EE, the Group received 4% of the equity in BT and was only holding 2.67% at the end of 2017, following the disposal in June 2017 of a third of its equity investment. At December 31, 2017, these shares denominated in pounds sterling were hedged against foreign exchange risk by currency swaps.

Pursuant to the application of IFRS 9 as of January 1, 2018, the Group decided to no longer qualilfy these as hedges. Therefore, on December 31, 2018, the hedges put in place are presented as trading derivatives (not eligible for hedge accounting). This change in designation had no effect on net financial expenses.